Debt - Schedule of Debt (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 27, 2018	Sep. 04, 2018
Lines of credit		$ 472,567	$ 561,804	$ 1,000,000
Debt issuance costs		(15,573)	(30,000)
Total line of credit	2,151,108	456,995	531,804
Less: current portion of long-term notes payable	900,765
Total long-term debt	6,208,678	6,208,678
Less: current portion of long-term debt	(900,765)
Noncurrent portion of long-term debt	825,004	42,492	56,688
Notes payable	2,667,513	3,282,021	3,464,191
Less: current portion of long-term debt - related parties	(1,166,365)	(1,686,352)	(932,701)
Noncurrent portion of long-term debt - related parties	1,501,148	1,595,669	2,531,490
Senior Convertible Notes Payable [Member]
Senior convertible notes payable	1,100,000	1,428,161	1,428,161
Debt issuance costs	(851,901)	(366,666)	(466,667)
Total long-term senior convertible notes payable	2,012,260	1,061,495	961,494		$ 1,428,161
Less: current portion of long-term notes payable
Noncurrent portion of long-term convertible notes payable	1,111,495	1,061,495	961,494
Notes Payable [Member]
Debt issuance costs
Debt issuance costs	(86,350)	(212,848)	0
Notes payable	1,882,064	1,621,015	370,250
Total long-term debt		1,108,433	370,250
Less: current portion of long-term debt	(970,710)	(1,365,675)	(313,572)
Noncurrent portion of long-term debt		42,492	$ 56,688
Secured Line of Credit [Member]
Lines of credit	1,690,945
Receivables Financing [Member]
Lines of credit	$ 460,163	$ 472,567